Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt	$ 13,689	$ 12,194
Less current portion of long-term debt	600
Long-term debt excluding current portion	13,089	12,194
Notes, 4.125% to 10.20%, Due Through 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	13,647	12,152
Debt instrument, minimum interest rate percentage	4.125%
Debt instrument, maximum interest rate percentage	10.20%
Debt instrument, average interest rate percentage	8.30%
Debt instrument, maturity year	2039
Debt instrument, frequency of interest payment	semi-annually
Debenture, 7.75% Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 42	$ 42
Debt instrument, interest rate percentage	7.75%
Debt instrument, maturity year	2027
Debt instrument, frequency of interest payment	semi-annually